Preferred Units - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 02, 2015	May 04, 2015
Series Seed Preferred Units
Preferred Units [Line Items]
Preferred units issued		1,066,667
Preferred units issue price per share		$ 1.875
Preferred units issue value		$ 2,000
Series A Preferred Units
Preferred Units [Line Items]
Preferred units issued	1,480,527
Preferred units issue price per share	$ 4.441
Preferred units issue value	$ 6,575